Property, Software and Equipment, Net - Schedule of Property, Software and Equipment, Net (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Schedule of Property, Software and Equipment, Net [Line Items]
Total		$ 47,345	$ 46,469
Less: accumulated depreciation		(21,741)	(18,805)
Property, software and equipment, net		25,604	27,664
Computer software [Member]
Schedule of Property, Software and Equipment, Net [Line Items]
Total	[1]	32,132	31,534
Electronic equipment [Member]
Schedule of Property, Software and Equipment, Net [Line Items]
Total		13,477	13,210
Vehicles [Member]
Schedule of Property, Software and Equipment, Net [Line Items]
Total		843	828
Building [Member]
Schedule of Property, Software and Equipment, Net [Line Items]
Total		705	691
Office equipment and furniture [Member]
Schedule of Property, Software and Equipment, Net [Line Items]
Total		188	184
Leasehold improvements [Member]
Schedule of Property, Software and Equipment, Net [Line Items]
Total			$ 22

[1]	From 2022 onwards, part of hybrid cloud platform developed with the assistance of a third-party cloud service provider were progressively completed and deemed substantially ready for use, and transferred from other non-current assets. Cost of hybrid cloud platform represents the purchase price of the platform and other expenditures incurred to bring the platform into its intended use. The application of the hybrid cloud platform was to improve the IT development capability for internal-used software platforms which provide auto eInsurance service and auto service to customers, and Software-As-A-Service (“SaaS”) products which are provided to business partners as technology services.